Submission	May 21, 2025
Submission [Line Items]
Central Index Key	0001944048
Registrant Name	Kenvue Inc.
Registration File Number	333-285172
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES